Condensed Consolidated and Combined Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012 Predecessor
Investment properties:
Income producing real estate	$ 176,883,000	$ 89,878,000
Tenant improvements	5,193,000	5,132,000
Property under development	225,000	675,000
Land	23,914,000	15,464,000
Total investment properties, gross	206,215,000	111,149,000
Accumulated depreciation	(18,903,000)	(16,495,000)
Total investment properties, net	187,312,000	94,654,000
Cash and cash equivalents	4,233,000	2,614,000
Tenant receivables, net	710,000	682,000
Deferred costs, net	2,012,000	1,107,000
Lease intangibles, net	20,716,000	5,243,000
Other assets	5,652,000	3,292,000
Total assets	220,635,000	107,592,000
Liabilities:
Accounts payable to related parties		1,530,000
Accounts payable	485,000	802,000
Dividends payable	2,655,000
Accrued expenses and other liabilities	2,329,000	1,031,000
Derivative liabilities	437,000	643,000
Debt	66,525,000	84,489,000
Total liabilities	72,431,000	88,495,000
Equity:
Common shares, $0.01 par value, 500,000,000 shares authorized, 12,003,597 shares issued and outstanding as of September 30, 2013	120,000
Additional paid-in capital	122,980,000
Accumulated deficit	(3,321,000)
Total shareholders' and Predecessor equity	119,779,000
Total equity		19,068,000
Noncontrolling interests	28,425,000
Noncontrolling interests		29,000
Total equity	148,204,000
Total predecessor equity		19,097,000
Total liabilities and equity	$ 220,635,000	$ 107,592,000